Debt - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended				12 Months Ended					0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Oct. 25, 2013	Oct. 18, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Boise Inc.	Oct. 23, 2013 4.50% Senior Notes, due November 2023	Dec. 31, 2013 4.50% Senior Notes, due November 2023	Oct. 21, 2013 4.50% Senior Notes, due November 2023	Dec. 31, 2012 4.50% Senior Notes, due November 2023	Dec. 31, 2013 Debt Incurred in Boise Acquisition	Jun. 27, 2012 3.90% Senior Notes, due June 2022	Dec. 31, 2013 3.90% Senior Notes, due June 2022	Dec. 31, 2012 3.90% Senior Notes, due June 2022	Jun. 25, 2012 3.90% Senior Notes, due June 2022	Jul. 26, 2012 5.75% Senior Notes, due August 2013	Dec. 31, 2012 5.75% Senior Notes, due August 2013	Dec. 31, 2013 Seven-Year Term Loan, due October 2020	Oct. 18, 2013 Seven-Year Term Loan, due October 2020	Dec. 31, 2012 Seven-Year Term Loan, due October 2020	Dec. 31, 2013 Five-Year Term Loan, due October 2018	Oct. 18, 2013 Five-Year Term Loan, due October 2018	Dec. 31, 2012 Five-Year Term Loan, due October 2018	Dec. 31, 2013 Senior Credit Facility, Term Loan, due October 2016	Dec. 31, 2012 Senior Credit Facility, Term Loan, due October 2016	Dec. 23, 2013 Receivables Credit Facility	Dec. 31, 2013 Receivables Credit Facility	Dec. 31, 2012 Receivables Credit Facility	Oct. 18, 2013 Revolving Credit Facility	Dec. 31, 2013 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	Oct. 18, 2013 Revolving Credit Facility Five-Year and Seven-Year Term Loans, due October 2018 and 2020, respectively	Oct. 18, 2013 Revolving Credit Facility Five-Year and Seven-Year Term Loans, due October 2018 and 2020, respectively 4.50% Senior Notes, due November 2023
Debt Instrument [Line Items]
New borrowings and new credit facility																																$ 1,650,000,000	$ 2,350,000,000
Debt			2,547,845,000	793,630,000				698,173,000		0			399,698,000	399,662,000				650,000,000	650,000,000	0	650,000,000	650,000,000	0	0	135,000,000		0	109,000,000		0	0
Credit facility borrowing capacity																													350,000,000
Senior notes issued									700,000,000						400,000,000
Stated interest rate								4.50%		0.00%			3.90%	3.90%	3.90%	5.75%		1.79%		0.00%	1.54%		0.00%
Repayment of debt	953,600,000										829,800,000					400,000,000											109,000,000
Credit facility, expiration date		Oct. 11, 2016																								Oct. 11, 2014			Oct. 18, 2018	Oct. 18, 2018
Outstanding letters of credit																														19,000,000
Unused borrowing capacity																														331,000,000
Applicable margin																		1.625%	1.625%		1.375%	1.375%			1.50%			0.85%
Debt instrument maturity year																			2020			2018
Senior notes, due date							Nov. 01, 2023	Nov. 01, 2023				Jun. 15, 2022	Jun. 15, 2022			Aug. 01, 2013		Oct. 18, 2020			Oct. 18, 2018
Senior notes, cost to redemption																432,500,000
Senior notes, redemption premium			0	(21,296,000)	0												(21,300,000)
Senior notes, accrued and unpaid interest																11,200,000
Annual Principal Maturities for Debt [Abstract]
2014			39,000,000
2015			71,500,000
2016			71,500,000
2017			104,000,000
2018			546,500,000
2019 and thereafter			1,700,000,000
Interest payments and redemption premium payments paid for debt obligations			105,700,000	66,300,000	35,200,000
Redemption premium paid on long-term debt						(54,800,000)
Amortization of net (loss) gain on treasury lock			(5,700,000)	(3,000,000)	1,800,000
Amortization of financing costs			10,300,000	1,100,000	700,000	8,200,000
Book value of fixed rate debt			1,247,800,000
Long-term debt (fixed-rate debt), fair value			$ 1,258,300,000